Note 9 - Warrants (Details 1) - shares	6 Months Ended
	May 31, 2017	May 31, 2016
Outstanding, December 1, 2016	5,476,482	5,429,300
Exercised	(306,018)	(232,558)
Expired		(2,835,000)
Outstanding, May 31, 2017	5,170,464	2,361,742
March 2013 Warrants [Member]
Outstanding, December 1, 2016	1,491,742	1,724,300
Exercised	0	(232,558)
Expired		0
Outstanding, May 31, 2017	1,491,742	1,491,742
July 2013 Warrants [Member]
Outstanding, December 1, 2016	870,000	870,000
Exercised	0	0
Expired		0
Outstanding, May 31, 2017	870,000	870,000
June 2016 Warrants [Member]
Outstanding, December 1, 2016	3,114,740
Exercised	(306,018)
Outstanding, May 31, 2017	2,808,722
Series A Warrants [Member]
Outstanding, December 1, 2016		2,835,000
Exercised		0
Expired		(2,835,000)
Outstanding, May 31, 2017		0